Unaudited Interim Condensed Consolidated Statements of Shareholders’ Equity	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B CNY (¥) shares	Ordinary shares Class B USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated deficits Statutory reserves CNY (¥)	Accumulated deficits Statutory reserves USD ($)	Accumulated deficits Unrestricted CNY (¥)	Accumulated deficits Unrestricted USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 13,095		¥ 102,127		¥ 1,552,410,496		¥ 24,478,153		¥ (517,971,017)		¥ (7,566,569)		¥ 97,898,474		¥ 1,149,364,759
Balance (in Shares) | shares	20,115,570	20,115,570	153,300,513	153,300,513
Balance at Dec. 31, 2022	¥ 13,095		¥ 102,127		1,552,410,496		24,478,153		(517,971,017)		(7,566,569)		97,898,474		1,149,364,759
Balance (in Shares) at Dec. 31, 2022 | shares	20,115,570	20,115,570	153,300,513	153,300,513
Balance at Jun. 30, 2023	¥ 13,095	$ 1,812	¥ 102,127	$ 14,134	1,550,972,344	$ 214,643,686	24,523,285	$ 3,393,851	(514,154,254)	$ (71,155,340)	14,614,184	$ 2,022,500	81,512,392	$ 11,280,743	1,157,583,173	$ 160,201,386
Balance (in Shares) at Jun. 30, 2023 | shares	20,115,570	20,115,570	153,300,513	153,300,513
Vesting of employee share compensation					(1,438,152)										(1,438,152)
Net loss									(2,194,537)				(16,231,959)		(18,426,496)
Foreign currency translation							45,132		6,011,300		22,180,753		(154,123)		28,083,062
Balance (in Dollars)	¥ 13,095	$ 1,812	¥ 102,127	$ 14,134	1,550,972,344	214,643,686	24,523,285	3,393,851	(514,154,254)	(71,155,340)	14,614,184	2,022,500	81,512,392	11,280,743	1,157,583,173	160,201,386
Balance (in Shares) | shares	20,115,570	20,115,570	153,300,513	153,300,513
Balance (in Dollars)	¥ 13,095		¥ 117,681		1,608,052,978		25,647,972		(940,331,198)		59,475,542		8,568,730		761,544,800
Balance (in Shares) | shares	20,115,570	20,115,570	176,300,513	176,300,513
Balance at Dec. 31, 2023	¥ 13,095		¥ 117,681		1,608,052,978		25,647,972		(940,331,198)		59,475,542		8,568,730		761,544,800
Balance (in Shares) at Dec. 31, 2023 | shares	20,115,570	20,115,570	176,300,513	176,300,513
Balance at Jun. 30, 2024	¥ 13,095	$ 1,837	¥ 117,681	$ 16,512	1,651,937,055	231,792,258	25,647,972	3,598,806	(932,667,280)	(130,867,610)	4,757,613	667,567	122,663,493	17,211,581	872,469,629	122,420,951
Balance (in Shares) at Jun. 30, 2024 | shares	20,115,570	20,115,570	176,300,513	176,300,513
Capital contribution from noncontrolling interests					43,884,077								108,471,088		152,355,165
Net loss									7,663,918				4,624,667		12,288,585	1,724,277
Foreign currency translation											(54,717,929)		999,008		(53,718,921)
Balance (in Dollars)	¥ 13,095	$ 1,837	¥ 117,681	$ 16,512	¥ 1,651,937,055	$ 231,792,258	¥ 25,647,972	$ 3,598,806	¥ (932,667,280)	$ (130,867,610)	¥ 4,757,613	$ 667,567	¥ 122,663,493	$ 17,211,581	¥ 872,469,629	$ 122,420,951
Balance (in Shares) | shares	20,115,570	20,115,570	176,300,513	176,300,513